UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:  4/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2011
Shares	Security			Fair Value
	EXCHANGE TRADED FUNDS - 76.45%
	CURRENCY FUND - 56.46%
8,700	CurrencyShares Australian Dollar Trust			$ 957,174
5,100	CurrencyShares British Pound Sterling Trust *			846,549
7,500	CurrencyShares Canadian Dollar Trust			788,325
10,400	CurrencyShares Mexican Peso Trust			905,944
5,340	CurrencyShares Swedish Krona Trust			899,469
7,400	CurrencyShares Swiss Franc Trust *			847,670
17,000	Market Vectors-Renminbi/USD ETN *			691,373
27,100	ProShares Ultra Euro *			856,360
21,000	ProShares Ultra Yen *			700,581
7,400	ProShares UltraShort Euro *			123,506
15,592	ProShares UltraShort Yen *			240,741
12,700	WisdomTree Dreyfus Brazilian Real Fund *			367,030
21,700	WisdomTree Dreyfus Commodity Currency Fund *			609,119
30,295	WisdomTree Dreyfus Emerging Currency Fund *			715,265
18,418	WisdomTree Dreyfus Indian Rupee Fund *			505,003
31,900	WisdomTree New Zealand Dollar Fund *			788,351
21,100	WisdomTree South African Rand Fund *			631,966
				11,474,426
	COMMODITY FUND - 4.88%
11,800	ProShares Ultra Gold Fund *			992,616

	DEBT FUND - 15.11%
5,816	iShares JP Morgan USD Emerging Markets Bond Fund			628,070
26,200	Market Vectors - Emerging Markets Local Currency Bond ETF			731,242
31,120	PowerShares Emerging Markets Sovereign Debt Portfolio			831,215
16,305	WisdomTree Emerging Markets Local Debt Fund			881,285
				3,071,812

	TOTAL EXCHANGE TRADED FUNDS			15,538,854
	( Cost - $14,822,829)

	CLOSED-END FUNDS - 5.90%
7,091	DWS Global High Income Fund			55,664
5,500	First Trust Aberdeen Global Opportunity Income Fund			94,930
9,700	Global High Income Fund			124,645
15,244	Morgan Stanley Emerging Markets Debt Fund			157,013
11,296	Morgan Stanley Emerging Markets Domestic Debt Fund			196,550
10,564	Nuveen Multi-Currency Short-Term Government Income Fund			155,397
3,809	Western Asset Emerging Markets Debt Fund			71,686
14,100	Western Asset Emerging Markets Income Fund			189,927
11,472	Western Asset Worldwide Income Fund			152,348
	TOTAL CLOSED-END FUNDS			1,198,160
	( Cost - $1,162,435)

	MUTUAL FUNDS - 0.42%
3,857	Direxion Monthly Dollar Bull 2X Fund *			85,502
	TOTAL MUTUAL FUNDS			85,502
	( Cost - $91,750)

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares	Security			Fair Value

	SHORT-TERM INVESTMENTS - 12.86%
2,613,741	Goldman Sachs Financial Square Funds - Government Fund, 0.01%			$ 2,613,741
	TOTAL SHORT-TERM INVESTMENTS			2,613,741
	( Cost - $2,613,741)

	TOTAL INVESTMENTS - 95.63%
	( Cost - $18,690,755)			19,436,257
	OTHER ASSETS LESS LIABILITIES - 4.37%			887,798
	NET ASSETS - 100.00%			$ 20,324,055

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on April 30, 2011.

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost				$ 766,070
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value				(20,568)
Net unrealized appreciation				$ 745,502

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar  instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 15,538,854	$ -	$ -	$ 15,538,854
Closed-End Funds	1,198,160	-	-	1,198,160
Mutual Funds	85,502			85,502
Short-Term Investments	2,613,741	-	-	2,613,741
Total	$ 19,436,257	$ -	$ -	$ 19,436,257

The Fund did not hold any Level 3 securities during the period.
There were no significant transfers in and out of Level 1 and 2.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/23/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/23/11